Accounts Receivable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
Accounts Receivable

As at	Dec 31, 2017	Dec 31, 2016
Accounts receivable	148,805	185,414
Allowance for doubtful accounts	(2,777)	(2,922)
Total	146,028	182,492

Bad debt write-offs of $2,202 were recorded during the year ended December 31, 2017 (2016 - $621; 2015 - $1,610).

An aging of accounts receivable balances past due but not impaired is as follows:

As at	Dec 31, 2017	Dec 31, 2016
Amounts past due (net of provision)
Past due 1 - 30 days	6,280	8,288
Past due 31 - 60 days	2,642	2,413
Past due 61 - 120 days	3,070	3,175
Past due more than 120 days	3,344	1,712
Total	15,336	15,588

Amounts past due represent accounts receivable past due based on the customer's contractual terms. The net amounts past due of approximately $15 million, which is equivalent to 11% of the net accounts receivable balance as at December 31, 2017, has been assessed for recoverability by the Company. The majority of this balance relates to customers with a long trading history with the Company, whereby no issues of collection are expected.